Consolidated Statements of Stockholders' Deficit - USD ($)	Common Stock [Member]	Additional Paid-in Capital [Member]	Accumulated Deficit [Member]	Total
Balances at beginning at Dec. 31, 2014	$ 18,711	$ 77,158,293	$ (77,277,334)	$ (100,330)
Balances at beginning (in shares) at Dec. 31, 2014	1,871,061
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		1,682,063		1,682,063
Issuances of common stock in payment of director fees	$ 57	145,930		145,987
Issuances of common stock in payment of director fees (in shares)	5,744
Private placement, net of offering costs of $552,283 and $140,749 for December 2015 and September 2016 respectively	$ 4,077	4,736,310		4,740,387
Private placement, net of offering costs of $552,283 and $140,749 for December 2015 and September 2016 respectively (in shares)	407,732
Net loss for the year			(8,449,246)	(8,449,246)
Balances at end at Dec. 31, 2015	$ 22,845	83,722,596	(85,726,580)	(1,981,139)
Balances at end (in shares) at Dec. 31, 2015	2,284,537
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Share-based compensation		959,585		959,585
Issuances of common stock in payment of employee bonuses	$ 68	103,349		103,417
Issuances of common stock in payment of employee bonuses (in shares)	6,804
Issuances of common stock in payment of director fees	$ 223	123,875		124,098
Issuances of common stock in payment of director fees (in shares)	22,313
Issuances of common stock in payment of expenses	$ 44	62,686		62,730
Issuances of common stock in payment of expenses (in shares)	4,375
Issuances of common stock in connection with debt restructuring	$ 993	1,347,727		1,348,720
Issuances of common stock in connection with debt restructuring (in shares)	99,310
Creation of derivative liabilities in connection with note and warrant restructuring			(72,289)	(72,289)
Cash paid in lieu of issuing fractional shares in reverse split of common stock	$ (5)	(4,755)		(4,760)
Cash paid in lieu of issuing fractional shares in reverse split of common stock (in shares)	(552)
Private placement, net of offering costs of $552,283 and $140,749 for December 2015 and September 2016 respectively	$ 12,010	5,635,350		5,647,360
Private placement, net of offering costs of $552,283 and $140,749 for December 2015 and September 2016 respectively (in shares)	1,201,000
Transfer of fair value of derivative liabilities upon conversion of related debt in connection with private placement		1,088,432		1,088,432
Warrant exercise	$ 42	37,630		37,672
Warrant exercise (in shares)	4,245
Net loss for the year			(8,069,895)	(8,069,895)
Balances at end at Dec. 31, 2016	$ 36,220	$ 93,076,475	$ (93,868,764)	(756,069)
Balances at end (in shares) at Dec. 31, 2016	3,622,032
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Net loss for the year				(1,655,738)
Balances at end at Mar. 31, 2017				$ (2,204,912)